Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average SCT Total for Non- PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:			Core FFO Per Diluted Share ($)(7)
Year	SCT Total for first PEO ($)(1)	CAP to first PEO ($)(2)	SCT Total for second PEO ($)(1)	CAP to second PEO ($)(2)			TSR ($)(4)	Peer Group TSR ($)(5)	Net Income ($ in 000’s)(6)
2024	13,143,105	(453,702)	13,143,105	(453,702)	3,253,698	917,041	95.73	117.66	285,926	2.34
2023	13,850,545	12,928,929	13,850,545	12,928,929	4,404,272	4,276,642	133.85	112.21	249,591	2.19
2022	12,650,293	1,247,522	12,650,293	1,247,522	4,004,559	2,060,645	126.70	100.82	177,157	1.96
2021	10,160,902	31,041,449	10,160,902	31,041,449	3,045,415	6,189,187	184.09	134.44	136,246	1.64
2020	8,349,051	10,827,663	8,349,051	10,827,663	1,618,023	2,290,487	109.69	95.21	80,895	1.32

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote	Amounts reflect the annual total compensation paid to each Principal Executive Officer (“PEO”), which include our Co-CEOs, Mr. Schwimmer (“first PEO”) and Mr. Frankel (“second PEO”), as reported in the Summary Compensation Table (the “SCT”) on page 59. the average annual total compensation of Laura Clark and David Lanzer for 2023 and 2022, as reported in the Summary Compensation Table on page 59. Reflects the average annual total compensation of Laura Clark and David Lanzer for 2021, and the average annual total compensation of Laura Clark, Adeel Khan (our former CFO) and David Lanzer for 2020. The average annual total compensation for 2024 reflects partial-year compensation for Mr. Fitzmaurice, which brings the average annual total compensation down relative to other years.
Peer Group Issuers, Footnote	Reflects the Total Shareholder Return of the Dow Jones Equity All REIT Index (the “Peer Group”). Peer Group Total Shareholder Return for each reported year reflects the cumulative return on common stock assuming the investment of $100 in common stock weighted according to the market capitalization of the Peer Group companies on December 31, 2019, and that all dividends were reinvested into additional shares of common stock at the frequency with which dividends are paid on the common stock during the applicable period.
PEO Total Compensation Amount	$ 13,143,105
PEO Actually Paid Compensation Amount	$ (453,702)
Adjustment To PEO Compensation, Footnote	The table below details the additions to and deductions from the Summary Compensation Table totals and Average Summary Compensation Table totals to calculate Compensation Actually Paid amounts and Average Compensation Actually Paid amounts for our PEOs and Non-PEO NEOs, respectively.
The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid and the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the period ended December 31, 2024. Because our Co-CEOs receive identical compensation as shown in the table above, for readability, we have only included one column to describe the adjustments for each of them.

	2024
	Each PEO	Non-PEO NEOs Average
Summary Compensation Table — Total Compensation(1)	$13,143,105	$3,253,698
DEDUCT: Amounts reported under the “Stock Awards” column in the SCT(2)	(12,125,557)	(1,940,393)
ADD: Fair value of awards granted during year that remain unvested as of year-end(3)(4)(5)	8,345,228	1,727,558
ADD: Fair value of awards granted during year that vested during year(6)	2,750,000	—
ADD/DEDUCT: Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(3)(4)(5)	(10,474,509)	(1,790,850)
ADD/DEDUCT: Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(3)	(2,411,952)	(386,997)
ADD: Dividends or other earnings paid during year prior to vesting date of award(7)	319,983	54,025
Compensation Actual Paid (as defined by SEC rule)	$(453,702)	$917,041
(1)Represents Total Compensation as reported in the SCT for the year ended December 31, 2024. With respect to the non-PEO NEOs, amounts shown represent averages.
(2)Represents the aggregate grant date fair value of the outstanding and unvested Service-Vesting LTIP Units, unvested Performance-Vesting LTIP Units, and unvested restricted stock awards granted during the indicated fiscal year, computed in accordance with ASC Topic 718.
(3)Fair value or change in fair value, as applicable, of equity awards was computed in accordance with ASC Topic 718, and determined by reference to (i) for Service-Vesting LTIP Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by a discount for book-up risk, where applicable; (ii) for Performance-Vesting LTIP Units that are based on the Company’s growth in Core FFO, the closing price per share on the applicable year-end date(s), multiplied by the number of units corresponding to the probability of achievement of the applicable performance objective as of the applicable date or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by the actual number of units that vested; and (iii) for Performance-Vesting LTIP Units that are based on the Company’s absolute TSR and the Company’s TSR performance relative to a peer group, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by the actual number of units that vested.
(4)The material differences in assumptions from the grant date values are as follows: (i) For Service-Vesting LTIP Units, changes in the closing price per share as of each applicable year-end date (see note (5) below). (ii) For Performance-Vesting LTIP Units that are based on the Company’s growth in Core FFO, changes in the probability assumptions and changes in the closing price per share as of each applicable year-end date. The probability assumptions for such Performance-Vesting LTIP Units granted in 2022 changed from the high level at December 31, 2023 to above high but below maximum level at December 31, 2024. (iii) For Performance-Vesting LTIP Units that are based on the Company’s absolute TSR and the Company’s TSR performance relative to a peer group, changes in Monte Carlo simulation inputs, including changes in the selected Company volatility input, the risk-free interest rate input and the range of share price volatilities for the peer group companies at each applicable year-end date. For Monte Carlo simulations performed for awards with open performance periods as of the end of each fiscal year, (a) the selected Company volatility input ranged from 26.0% to 29.0%, (b) the average of the risk-free interest rate input used was 4.2%, (c) the median expected share price volatility for the peer group companies ranged from 24.0% to 29.0%, and (d) the average expected share price volatility for the peer group companies ranged from 30.1% to 34.5%.
(5)The closing price per share of our common stock as of December 31, 2024 and 2023 was $38.66 and $56.10, respectively.
(6)Represents the fair value of the portion of Messrs. Schwimmer and Frankel’s annual cash incentive award (equal to 100% of each such NEO’s annual cash incentive award) that was settled in fully-vested LTIP Units shortly after the end of 2024.
	(7)Represents cash distributions paid during 2024 on (i) unvested Service-Vesting LTIP Units (equal to dividends paid on our common stock) and (ii) unvested Performance-Vesting LTIP Units (equal to 10% of dividends paid on our common stock) that are not otherwise reflected as compensation for 2024
Non-PEO NEO Average Total Compensation Amount	$ 3,253,698	$ 4,404,272	$ 4,004,559	$ 3,045,415	$ 1,618,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 917,041	4,276,642	2,060,645	6,189,187	2,290,487
Adjustment to Non-PEO NEO Compensation Footnote	The table below details the additions to and deductions from the Summary Compensation Table totals and Average Summary Compensation Table totals to calculate Compensation Actually Paid amounts and Average Compensation Actually Paid amounts for our PEOs and Non-PEO NEOs, respectively.
The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid and the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the period ended December 31, 2024. Because our Co-CEOs receive identical compensation as shown in the table above, for readability, we have only included one column to describe the adjustments for each of them.

	2024
	Each PEO	Non-PEO NEOs Average
Summary Compensation Table — Total Compensation(1)	$13,143,105	$3,253,698
DEDUCT: Amounts reported under the “Stock Awards” column in the SCT(2)	(12,125,557)	(1,940,393)
ADD: Fair value of awards granted during year that remain unvested as of year-end(3)(4)(5)	8,345,228	1,727,558
ADD: Fair value of awards granted during year that vested during year(6)	2,750,000	—
ADD/DEDUCT: Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(3)(4)(5)	(10,474,509)	(1,790,850)
ADD/DEDUCT: Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(3)	(2,411,952)	(386,997)
ADD: Dividends or other earnings paid during year prior to vesting date of award(7)	319,983	54,025
Compensation Actual Paid (as defined by SEC rule)	$(453,702)	$917,041
(1)Represents Total Compensation as reported in the SCT for the year ended December 31, 2024. With respect to the non-PEO NEOs, amounts shown represent averages.
(2)Represents the aggregate grant date fair value of the outstanding and unvested Service-Vesting LTIP Units, unvested Performance-Vesting LTIP Units, and unvested restricted stock awards granted during the indicated fiscal year, computed in accordance with ASC Topic 718.
(3)Fair value or change in fair value, as applicable, of equity awards was computed in accordance with ASC Topic 718, and determined by reference to (i) for Service-Vesting LTIP Units, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by a discount for book-up risk, where applicable; (ii) for Performance-Vesting LTIP Units that are based on the Company’s growth in Core FFO, the closing price per share on the applicable year-end date(s), multiplied by the number of units corresponding to the probability of achievement of the applicable performance objective as of the applicable date or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by the actual number of units that vested; and (iii) for Performance-Vesting LTIP Units that are based on the Company’s absolute TSR and the Company’s TSR performance relative to a peer group, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), multiplied by the actual number of units that vested.
(4)The material differences in assumptions from the grant date values are as follows: (i) For Service-Vesting LTIP Units, changes in the closing price per share as of each applicable year-end date (see note (5) below). (ii) For Performance-Vesting LTIP Units that are based on the Company’s growth in Core FFO, changes in the probability assumptions and changes in the closing price per share as of each applicable year-end date. The probability assumptions for such Performance-Vesting LTIP Units granted in 2022 changed from the high level at December 31, 2023 to above high but below maximum level at December 31, 2024. (iii) For Performance-Vesting LTIP Units that are based on the Company’s absolute TSR and the Company’s TSR performance relative to a peer group, changes in Monte Carlo simulation inputs, including changes in the selected Company volatility input, the risk-free interest rate input and the range of share price volatilities for the peer group companies at each applicable year-end date. For Monte Carlo simulations performed for awards with open performance periods as of the end of each fiscal year, (a) the selected Company volatility input ranged from 26.0% to 29.0%, (b) the average of the risk-free interest rate input used was 4.2%, (c) the median expected share price volatility for the peer group companies ranged from 24.0% to 29.0%, and (d) the average expected share price volatility for the peer group companies ranged from 30.1% to 34.5%.
(5)The closing price per share of our common stock as of December 31, 2024 and 2023 was $38.66 and $56.10, respectively.
(6)Represents the fair value of the portion of Messrs. Schwimmer and Frankel’s annual cash incentive award (equal to 100% of each such NEO’s annual cash incentive award) that was settled in fully-vested LTIP Units shortly after the end of 2024.
	(7)Represents cash distributions paid during 2024 on (i) unvested Service-Vesting LTIP Units (equal to dividends paid on our common stock) and (ii) unvested Performance-Vesting LTIP Units (equal to 10% of dividends paid on our common stock) that are not otherwise reflected as compensation for 2024
Compensation Actually Paid vs. Total Shareholder Return
TSR amounts reported in the graph assume an initial fixed investment of $100 invested on December 31, 2019, and that all dividends were reinvested into additional shares of common stock at the frequency with which dividends are paid on the common stock during the applicable period.
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VERSUS CORE FFO PER DILUTED SHARE
Tabular List, Table	Consolidated Portfolio NOI Growth •Core FFO per Diluted Share •Core FFO Growth (3-year period) •Absolute Total Shareholder Return (3-year period) •Relative Total Shareholder Return (3-year period)
Total Shareholder Return Amount	$ 95.73	133.85	126.70	184.09	109.69
Peer Group Total Shareholder Return Amount	117.66	112.21	100.82	134.44	95.21
Net Income (Loss)	$ 285,926,000	$ 249,591,000	$ 177,157,000	$ 136,246,000	$ 80,895,000
Company Selected Measure Amount	2.34	2.19	1.96	1.64	1.32
Additional 402(v) Disclosure	Total Shareholder Return for each reported year reflects the cumulative return on our common stock assuming the investment of $100 in our common stock on December 31, 2019, and that all dividends were reinvested into additional shares of common stock at the frequency with which dividends are paid on the common stock during the applicable period. Reflects net income as defined under GAAP and as reported in our audited consolidated statements of operations during the applicable year.
For additional details regarding our most important financial performance measures, please see the sections titled “Actual 2024 Annual Cash Incentive Awards” and “2024 Performance-Vesting LTIP Units” in the Compensation Discussion and Analysis elsewhere in this Proxy Statement.
The graphs below compare the Compensation Actually Paid to each of our Co-CEOs and the average of the Compensation Actually Paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per Diluted Share, in each case, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Equity Valuation Assumption, Volatility Input, Minimum	26.00%
Equity Valuation Assumption, Volatility Input, Maximum	29.00%
Equity Valuation Assumption, Risk Free Interest Rate Input, Average	4.20%
Equity Valuation Assumption, Median Share Price Volatility, Peer Group, Minimum	24.00%
Equity Valuation Assumption, Median Share Price Volatility, Peer Group, Maximum	29.00%
Equity Valuation Assumption, Average Share Price Volatility, Peer Group, Minimum	30.10%
Equity Valuation Assumption, Average Share Price Volatility, Peer Group, Maximum	34.50%
Common Stock, Price Per Share | $ / shares	$ 38.66	$ 56.10
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Portfolio NOI Growth
Non-GAAP Measure Description	Reflects our most important financial performance measure used to link compensation paid to our NEOs for the most recently completed fiscal year. See Appendix A for the definition of “Core FFO per diluted share,” which is a non-GAAP financial measure, and reconciliations of net income to Core FFO for each applicable period.
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Core FFO Growth (3-year period)
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return (3-year period)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (3-year period)
Schwimmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,143,105	$ 13,850,545	$ 12,650,293	$ 10,160,902	$ 8,349,051
PEO Actually Paid Compensation Amount	$ (453,702)	12,928,929	1,247,522	31,041,449	10,827,663
PEO Name	Mr. Schwimmer (“first PEO”)
Frankel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,143,105	13,850,545	12,650,293	10,160,902	8,349,051
PEO Actually Paid Compensation Amount	$ (453,702)	$ 12,928,929	$ 1,247,522	$ 31,041,449	$ 10,827,663
PEO Name	Mr. Frankel (“second PEO”)
PEO | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,125,557)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,345,228
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,750,000
PEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,474,509)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,411,952)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,983
Non-PEO NEO | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,940,393)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,727,558
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,790,850)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,997)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,025